Subsidiaries (Investments - OPC Energy) (Narrative) (Details) ₪ / shares in Units, $ in Thousands, ₪ in Millions		1 Months Ended																					12 Months Ended
		Nov. 30, 2021 USD ($)	Oct. 31, 2021 ILS (₪)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 ILS (₪) ₪ / shares shares	Sep. 30, 2021 USD ($) shares	May 31, 2021 ILS (₪)	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Mar. 31, 2021 ILS (₪)	Mar. 31, 2021 USD ($)	Jan. 31, 2021 ILS (₪) ₪ / shares shares	Jan. 31, 2021 USD ($) shares	Jan. 25, 2021 USD ($)	Oct. 31, 2020 USD ($)	May 31, 2020 ILS (₪)	May 31, 2020 USD ($)	Jan. 31, 2020	Sep. 30, 2019 ILS (₪) ₪ / shares	Sep. 30, 2019 USD ($)	Jun. 30, 2019 ILS (₪) ₪ / shares	Jun. 30, 2019 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2021 USD ($)	Jan. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Oct. 31, 2020 ILS (₪) ₪ / shares shares	Oct. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($) shares	Jun. 30, 2019 USD ($) shares
Disclosure of subsidiaries [line items]
Selling, general and administrative expense																								$ 75,727		$ 49,957		$ 36,436
Non-controlling interests																													$ 486,598			$ 209,185
Accumulated profit																													1,139,775			459,820
Dividend payables																													188,607			0
Distributed dividends																								$ 299,025		$ 132,545		98,292
Kenon's share of the dividends		$ 73,000						$ 61,000
Proportion of ownership interest in subsidiary																							20.30%	20.30%
Lease of OPC Tzomet land [Member]
Disclosure of subsidiaries [line items]
Period of desalination facility												25 years	25 years
Final assessment													$ 62,000
Bank guarantee by OPC [Member] | Lease of OPC Tzomet land [Member]
Disclosure of subsidiaries [line items]
Percentage of reimbursement received										25.00%	25.00%
Final assessment											$ 2,000
Kenon [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests																																136,000
Accumulated profit																																182,000
Kenon's share of the dividends																												48,000
Kenon [Member] | Rights Issue [Member]
Disclosure of subsidiaries [line items]
Percentage of remaining shares sold			58.80%	58.80%
Non-controlling interests				$ 41,000
Accumulated profit				60,000
Number of shares issued upon exercise of Rights | shares												8,000,000	8,000,000
CPV Group [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred														$ 653,000
Approximate consideration transferred														648,000
Purchase price														653,000
Deposits at acquisition date														$ 5,000
Selling, general and administrative expense							₪ 44	$ 13,000
Selling, general and administrative expense incurred																							₪ 2	$ 1,000
Proportion of ownership interest in joint venture														70.00%
Increase In Transaction Cost															$ 32,000
Investment in subsidiary																																	₪ 103	$ 32,000
Proportion of ownership interest in subsidiary																							70.00%	70.00%
Revenue of acquiree since acquisition date																							₪ 51	$ 47,000
Revenue of combined entity as if combination occurred at beginning of period																								492,000
Profit (loss) of combined entity as if combination occurred at beginning of period																								$ 883,000
NIS [Member] | Lease of OPC Tzomet land [Member]
Disclosure of subsidiaries [line items]
Final assessment | ₪												₪ 200
NIS [Member] | Bank guarantee by OPC [Member] | Lease of OPC Tzomet land [Member]
Disclosure of subsidiaries [line items]
Final assessment | ₪										₪ 7
NIS [Member] | Rotem [Member]
Disclosure of subsidiaries [line items]
Dividend payables																							₪ 132		₪ 170		₪ 190		41,000			50,000			$ 54,000
Distributed dividends																											₪ 236	$ 92,000
NIS [Member] | Kenon [Member] | Rights Issue [Member]
Disclosure of subsidiaries [line items]
Issue of equity			₪ 206	$ 64,000
OPC Rotem [Member]
Disclosure of subsidiaries [line items]
Period of license																							30 years	30 years
Veridis [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests																							20.00%	20.00%
O.P.C. Hadera Ltd [Member]
Disclosure of subsidiaries [line items]
Period of license																							20 years	20 years
Additional period of license																							10 years	10 years
Period of electricity and stream supplies																							25 years	25 years
Proportion of ownership interest in subsidiary																							100.00%	100.00%	100.00%	100.00%
Tzomet Power Plant [Member]
Disclosure of subsidiaries [line items]
Investment in subsidiary																													279,000
Tzomet Power Plant [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Investment in subsidiary | ₪																							₪ 869
Lease of OPC Tzomet land [Member]
Disclosure of subsidiaries [line items]
Period of license																							24 years 11 months	24 years 11 months
Capitalization fees for Land																								$ 60,000
Unpaid balance of initial asssesment																								$ 17,000
Lease of OPC Tzomet land [Member] | Bank guarantee by OPC [Member]
Disclosure of subsidiaries [line items]
Percentage of initial assessment																		25.00%
Lease of OPC Tzomet land [Member] | OPC Guarantee in OPC Tzomet [Member]
Disclosure of subsidiaries [line items]
Percentage of initial assessment																		75.00%
Lease of OPC Tzomet land [Member] | General Partner [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																							1.00%	1.00%
Lease of OPC Tzomet land [Member] | GeneralPartner Kibbutz [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																							26.00%	26.00%
Lease of OPC Tzomet land [Member] | General Partner OPC Tzomet [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																							74.00%	74.00%
Lease of OPC Tzomet land [Member] | Limited Partners [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																							99.00%	99.00%
Lease of OPC Tzomet land [Member] | Limited Partners Kibbutz [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																							26.00%	26.00%
Lease of OPC Tzomet land [Member] | Limited Partners OPC Tzomet [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture																							73.00%	73.00%
Lease of OPC Tzomet land [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Capitalization fees for Land | ₪																							₪ 207
Unpaid balance of initial asssesment | ₪																							₪ 52
OPC Sorek 2 Ltd. [Member]
Disclosure of subsidiaries [line items]
Period of desalination facility																25 years	25 years
Cost of project																	$ 62,000
Proportion of ownership interest in subsidiary																							100.00%	100.00%	100.00%	100.00%
OPC Sorek 2 Ltd. [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Cost of project																	200,000
Gnrgy Ltd. [Member]
Disclosure of subsidiaries [line items]
Purchase price							₪ 25																₪ 42						$ 14,000	$ 8,000
Installments bearing additional annual interest																₪ 13	$ 4,000
Bear Interest Rate																5.00%	5.00%
Percentage of voting equity interests acquired							27.00%																24.00%						24.00%	27.00%
Proportion of ownership interest in subsidiary																51.00%	51.00%						51.00%	51.00%	0.00%	0.00%
Percentage of option to acquisition																100.00%	100.00%
Percentage of more than option to acquire shares																2.00%	2.00%
Percentage of less than option to acquire shares																15.00%	15.00%
OPC [Member]
Disclosure of subsidiaries [line items]
Increase decrease in equity interest															8.00%				3.00%	3.00%	3.00%	3.00%
Non-controlling interests																													$ 486,598			$ 208,080			$ 87,435	$ 20,000	$ 14,000
Accumulated profit																																				$ 24,000	$ 19,000
Number of shares issued | shares					43
Proportion of ownership interest in subsidiary	[1]																						53.14%	53.14%	39.09%	39.09%	35.31%	35.31%
OPC [Member] | Rights Issue [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares					13,174,419
Shares issued price per share | ₪ / shares					₪ 0.01
Right unit price per share for three shares | ₪ / shares					75
Right unit price per share | ₪ / shares					₪ 25
Number of shares issued upon exercise of Rights | shares					13,141,040	13,141,040
Percentage of total shares offered in rights offering					99.70%	99.70%
OPC [Member] | Altshuler Shaham Ltd [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares																															10,300,000
Shares issued price per share | ₪ / shares												₪ 0.01
OPC [Member] | Offerees [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests																															$ 63,000
Accumulated profit																															42,000
Shares issued price per share | ₪ / shares												₪ 34
OPC [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Increase decrease in equity interest															62.00%				70.00%	70.00%	73.00%	73.00%
OPC [Member] | Top of range [member]
Disclosure of subsidiaries [line items]
Increase decrease in equity interest															70.00%				73.00%	73.00%	76.00%	76.00%
OPC [Member] | Three external institutional [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares																																					5,179,147
Shares issued price per share | ₪ / shares																					₪ 23.17
Issue of equity																						$ 33,000
OPC [Member] | Four external institutional [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares																																				5,849,093
Shares issued price per share | ₪ / shares																			₪ 26.5
Issue of equity																				$ 44,000
OPC [Member] | Public [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred																																		$ 101
Number of shares issued | shares																									23,022,100							23,022,100	10,700,200	10,700,200
Shares issued price per share | ₪ / shares																																	₪ 0.01
Issue of equity																										$ 217,000
Issuance expenses																										1,000
OPC [Member] | Institutional Entites [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares																																	11,713,521	11,713,521
Shares issued price per share | ₪ / shares																																	₪ 29.88
Issue of equity																										103,000
Issuance expenses																										$ 1,000
OPC [Member] | NIS [Member] | Rights Issue [Member]
Disclosure of subsidiaries [line items]
Proceeds from exercise of rights					₪ 329	$ 102,000
OPC [Member] | NIS [Member] | Offerees [Member]
Disclosure of subsidiaries [line items]
Issue of equity												₪ 350	$ 106,000
Issuance expenses												₪ 4	$ 1,000
OPC [Member] | NIS [Member] | Three external institutional [Member]
Disclosure of subsidiaries [line items]
Issue of equity | ₪																					₪ 120
OPC [Member] | NIS [Member] | Four external institutional [Member]
Disclosure of subsidiaries [line items]
Issue of equity | ₪																			₪ 155
OPC [Member] | NIS [Member] | Public [Member]
Disclosure of subsidiaries [line items]
Issue of equity | ₪																									₪ 737
Issuance expenses | ₪																									5
OPC [Member] | NIS [Member] | Institutional Entites [Member]
Disclosure of subsidiaries [line items]
Issue of equity | ₪																									350
Issuance expenses | ₪																									₪ 5
OPC Power [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture															70.00%
Additional period of license																							10 years	10 years
Investment in subsidiary																															657,000			$ 1,215,000
Bear Interest Rate																							7.00%	7.00%
Proportion of ownership interest in subsidiary																							70.00%	70.00%	0.00%	0.00%
Percentage of loans holding and transferred																							99.99%	99.99%
OPC Power [Member] | Clal Insurance Group [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture															12.75%
OPC Power [Member] | Migdal Insurance Group [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture															12.75%
OPC Power [Member] | Poalim Capital Markets [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture															4.50%
OPC Holds Interest [Member]
Disclosure of subsidiaries [line items]
Investment in subsidiary																															$ 204,000
CPV Group LP [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]																						100.00%	100.00%	0.00%	0.00%
Cpv Keenan Ii Renewable Energy Company Llc [Member]
Disclosure of subsidiaries [line items]
Investments in joint ventures									$ 25
Loss recognized in other expenses									$ 12
Proportion of ownership interest in subsidiary	[2]																						100.00%	100.00%	0.00%	0.00%
Cpv Maple Hill Llc [Member]
Disclosure of subsidiaries [line items]
Investments in joint ventures																													178
Proportion of ownership interest in subsidiary	[2]																						100.00%	100.00%	0.00%	0.00%
Cpv Rogues Wind Llc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[2]																						100.00%	100.00%	0.00%	0.00%
Cpv Rogues Wind Llc [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Investments in joint ventures																													200,000
Cpv Rogues Wind Llc [Member] | Top of range [member]
Disclosure of subsidiaries [line items]
Investments in joint ventures																													$ 205,000

[1]	The NCI percentage represents the effective NCI of the Group
[2]	This represents the interest held by OPC Power Ventures LP